CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.05	₪ 0.05
Ordinary shares, shares authorized	90,000,000	90,000,000
Ordinary shares, shares issued	59,284,860	57,931,768
Ordinary shares, shares outstanding	46,386,889	46,987,757
Treasury stock, ordinary shares	12,897,971	10,944,011